Contracted Amounts Outstanding of Derivative Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Designated as Hedging Instrument | Foreign exchange forward contracts
Derivative [Line Items]
Contractual amounts	¥ 7,609	¥ 2,930
Designated as Hedging Instrument | Commodity futures
Derivative [Line Items]
Contractual amounts	3,102	1,964
Not Designated as Hedging Instrument | Interest rate currency swap agreements
Derivative [Line Items]
Contractual amounts		¥ 24